CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue	$ 233,559	$ 204,408
Cost of revenue	199,229	170,705
GROSS PROFIT	34,330	33,703
Operating expenses:
Research and development	7,173	6,533
Selling, general and administrative	32,188	28,612
Total operating expenses	39,361	35,145
OPERATING LOSS	(5,031)	(1,442)
Other income, net	1,098	727
LOSS BEFORE INCOME TAX EXPENSE	(3,933)	(715)
Income tax expense	349	625
NET LOSS	(4,282)	(1,340)
Net income attributable to non-controlling interests	459	1,000
NET LOSS ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	(4,741)	(2,340)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO ICTS INTERNATIONAL N.V. PER SHARE
Net loss attributable to ICTS International N.V.	$ (4,741)	$ (2,340)
Basic weighted average number of shares	37,433,333	37,433,333
Net loss per share attributable to ICTS International N.V. - basic	$ (0.13)	$ (0.06)
Diluted weighted average number of shares	37,433,333	37,433,333
Net income (loss) per share attributable to ICTS International N.V. - diluted	$ (0.13)	$ (0.06)
COMPREHENSIVE LOSS
Net loss	$ (4,282)	$ (1,340)
Other comprehensive income - translation adjustments	339	46
Unrealized income (loss) on derivative instruments	(123)	(230)
Comprehensive loss	(4,066)	(1,524)
Comprehensive income attributable to non controlling interests	903	1,413
COMPREHENSIVE LOSS ATTRUBUTABLE TO ICTS INTERNATIONAL N.V.	$ (4,969)	$ (2,937)